OTHER NON-FINANCIAL ASSETS (Details) - USD ($) $ in Thousands		Dec. 31, 2017		Dec. 31, 2016
Disclosure of financial assets [line items]
Current Assets		$ 221,188		$ 212,242
Non-current assets		220,807		237,344
Total Assets		441,995		449,586
Advance Payments Categories [Member]
Disclosure of financial assets [line items]
Current Assets		59,015	[1]	56,798
Non-current assets		5,904	[1]	15,638
Total Assets		64,919	[1]	72,436
Other Assets Categories [Member]
Disclosure of financial assets [line items]
Current Assets		162,173		155,444
Non-current assets		214,903		221,706
Total Assets		377,076		377,150
Aircraft Leases [Member] | Advance Payments Categories [Member]
Disclosure of financial assets [line items]
Current Assets		31,322		37,560
Non-current assets		4,718		14,065
Total Assets		36,040		51,625
Aircraft Insurance And Other [Member] | Advance Payments Categories [Member]
Disclosure of financial assets [line items]
Current Assets		17,681		14,717
Non-current assets
Total Assets		17,681		14,717
Others [Member] | Advance Payments Categories [Member]
Disclosure of financial assets [line items]
Current Assets		10,012		4,521
Non-current assets		1,186		1,573
Total Assets		11,198		6,094
Others [Member] | Other Assets Categories [Member]
Disclosure of financial assets [line items]
Current Assets				611
Non-current assets				104
Total Assets				715
Aircraft Maintenance Reserve [Member] | Other Assets Categories [Member]
Disclosure of financial assets [line items]
Current Assets	[1]	21,505		51,576
Non-current assets	[1]	51,836		90,175
Total Assets	[1]	73,341		141,751
Sales Tax [Member] | Other Assets Categories [Member]
Disclosure of financial assets [line items]
Current Assets		137,866		102,351
Non-current assets		37,959		40,232
Total Assets		175,825		142,583
Other Taxes [Member] | Other Assets Categories [Member]
Disclosure of financial assets [line items]
Current Assets		2,475		500
Non-current assets
Total Assets		2,475		500
Contributions to Societe Internationale de Telecommunications Aeronautiques ("SITA") [Member] | Other Assets Categories [Member]
Disclosure of financial assets [line items]
Current Assets		327		406
Non-current assets		670		591
Total Assets		997		997
Judicial Deposits [Member] | Other Assets Categories [Member]
Disclosure of financial assets [line items]
Current Assets
Non-current assets		124,438		90,604
Total Assets		$ 124,438		$ 90,604

[1]	Aircraft maintenance reserves reflect prepayment deposits made by the group to lessors of certain aircraft under operating lease agreements in order to ensure that funds are available to support the scheduled heavy maintenance of the aircraft.